May 01, 2019
VOYA VARIABLE INSURANCE TRUST
VY® Goldman Sachs Bond Portfolio
(the “Portfolio”)

Supplement dated May 31, 2019
to the Portfolio’s Prospectus and Summary Prospectus
(the “Prospectus” and collectively the “Prospectuses”)
each dated May 1, 2019

On May 23, 2019, the Portfolio’s Board of Trustees (the “Board”) approved the removal of Goldman Sachs Asset Management L.P. as the sub-adviser to the Portfolio and the appointment of Brandywine Global Investment Management, LLC as the sub-adviser to the Portfolio with related changes to the Portfolio’s name, principal investment strategies, portfolio managers, and sub-advisory fee effective August 9, 2019. From July 26, 2019 through the close of business on August 23, 2019, the Portfolio will be in a “transition period” and the transition manager may hold a large portion of the Portfolio’s assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period may result in buy and sell transactions. Such transactions may be made at a disadvantageous time. In addition, any transactional costs will be borne by the Portfolio’s investment adviser.

Effective on or about August 9, 2019, the Portfolio’s Prospectuses are revised as follows:

1.	All references to “VY® Goldman Sachs Bond Portfolio” are hereby deleted and replaced with “VY® BrandywineGLOBAL – Bond Portfolio.”

2.	The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds and other fixed-income securities. The Portfolio will provide 60 days’ prior notice of any change in this investment policy. For purposes of satisfying the 80% requirement, the Portfolio may also invest in derivative instruments that have the economic characteristics similar to bonds and other fixed-income securities. The other fixed-income securities in which the Portfolio may invest include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate debt securities (including Yankee bonds, Eurobonds and Supranational bonds), taxable municipal bonds, collateralized loan obligations, agency and non-agency mortgage-related securities (including without limitation collateralized mortgage obligations), asset-backed securities (including without limitation collateralized debt obligations), non-U.S. sovereign debt obligations issued in U.S. dollars, and non-U.S. agency debt obligations issued in U.S. dollars. The Portfolio may also hold a portion of its assets in cash and cash equivalents.

The Portfolio may also invest in derivatives, including forward foreign currency exchange contracts, futures, options, and swaps (including credit default swaps) involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Portfolio.

The sub-adviser (“Sub-Adviser”) follows a value-driven, active, strategic approach to portfolio decisions, that considers duration, yield curve exposure, credit exposure, and sector weightings that are based upon the broad investment themes of its global macroeconomic research platform as they apply to U.S. markets. As part of its investment process, the Sub-Adviser develops an outlook for macroeconomic variables such as inflation, growth, and unemployment in the United States as well as in other countries that may impact U.S. fixed-income sectors. The Sub-Adviser then develops a viewpoint on the business cycle and positions the strategy’s duration, sector weighting and credit exposures accordingly.

The Sub-Adviser expects to concentrate investments where it believes value is greatest; as a result, the Portfolio is expected to have an intermediate-to-long duration bias when real interest rates are high. The Sub-Adviser anticipates that the Portfolio’s average weighted portfolio duration will generally range from 1 year to 10 years and has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital appreciation.

Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are expected to be received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument’s price. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

3.
The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to delete the following risks: “Convertible Securities,” “Foreign Investments/Developing and Emerging Markets,” “High Yield Securities,” “Real Estate Companies and Real Estate Investment Trusts (“REITs”),” and “When Issued and Delayed Delivery Securities and Forward Commitments.”

4.
The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to include the following risks:

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.

5.
The following paragraph is included in the section entitled “Performance Information” of the Portfolio’s Prospectuses:

The Portfolio’s performance prior to August 9, 2019 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different.